Document and Entity Information	0 Months Ended
Dec. 26, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 26, 2013
Registrant Name	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	0000946110
Amendment Flag	false
Document Creation Date	Dec. 26, 2013
Document Effective Date	Feb. 01, 2014
Prospectus Date	Mar. 01, 2013
Class B Prospectus | Credit Suisse Floating Rate High Income Fund | Class B
Risk/Return:
Trading Symbol	CHOBX